STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - .5%
Aptiv	27,694		2,427,379
BorgWarner	20,826		787,223
Ford Motor	415,347		3,958,257
General Motors	139,823		5,640,460
Harley-Davidson	16,672	[a]	596,524
			13,409,843
Banks - 5.5%
Bank of America	940,577		28,856,902
BB&T	81,520	[a]	4,200,726
Citigroup	246,074		17,510,626
Citizens Financial Group	48,415		1,803,943
Comerica	16,810		1,230,492
Fifth Third Bancorp	77,724		2,307,626
First Republic Bank	17,423		1,731,149
Huntington Bancshares	109,643		1,562,413
JPMorgan Chase & Co.	344,791		39,995,756
KeyCorp	107,138		1,968,125
M&T Bank	14,987		2,461,615
People's United Financial	37,772		620,216
Regions Financial	107,005		1,704,590
SunTrust Banks	46,778		3,115,415
SVB Financial Group	5,606	[b]	1,300,424
The PNC Financial Services Group	48,279		6,899,069
U.S. Bancorp	159,139		9,094,794
Wells Fargo & Co.	430,172		20,824,627
Zions Bancorp	19,853		894,775
			148,083,283
Capital Goods - 6.4%
3M	61,067		10,669,626
A.O. Smith	14,671		666,797
Allegion	10,341		1,070,707
AMETEK	24,565		2,201,270
Arconic	43,497		1,089,165
Caterpillar	60,979		8,029,105
Cummins	15,734		2,580,376
Deere & Co.	33,647		5,573,626
Dover	15,902		1,540,109
Eaton	45,181		3,713,426
Emerson Electric	65,142		4,226,413

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Capital Goods - 6.4% (continued)
Fastenal	59,552		1,834,202
Flowserve	14,785		739,694
Fortive	30,535		2,322,187
Fortune Brands Home & Security	15,579		855,910
General Dynamics	28,709		5,338,151
General Electric	919,940		9,613,373
Honeywell International	77,177		13,309,945
Huntington Ingalls Industries	4,469		1,020,273
Illinois Tool Works	31,886		4,917,778
Ingersoll-Rand	25,774		3,187,213
Jacobs Engineering Group	12,814		1,057,283
Johnson Controls International	86,045		3,651,750
L3Harris Technologies	23,274		4,831,682
Lockheed Martin	25,917		9,386,360
Masco	32,421		1,321,804
Northrop Grumman	18,147		6,271,059
PACCAR	37,370		2,621,132
Parker-Hannifin	13,745		2,406,475
Pentair	17,431		676,497
Quanta Services	15,006		561,525
Raytheon	29,749		5,422,945
Rockwell Automation	12,890		2,072,454
Roper Technologies	11,044		4,016,151
Snap-on	5,817	[a]	887,732
Stanley Black & Decker	16,006		2,362,326
Textron	24,900		1,227,570
The Boeing Company	55,438		18,914,337
TransDigm Group	5,176	[b]	2,512,637
United Rentals	8,949	[b]	1,132,496
United Technologies	85,681		11,446,982
W.W. Grainger	4,927	[a]	1,433,905
Wabtec	16,861	[a]	1,309,762
Xylem	18,532		1,487,934
			171,512,144
Commercial & Professional Services - .7%
Cintas	9,110		2,372,608
Copart	21,490	[b]	1,666,120
Equifax	12,410		1,726,107
IHS Markit	38,478	[b]	2,478,753
Nielsen Holdings	36,356		842,005
Republic Services	22,516		1,996,043
Robert Half International	13,051		788,411
Rollins	15,184	[a]	509,120
Verisk Analytics	17,563		2,664,658

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Commercial & Professional Services - .7% (continued)
Waste Management	40,955		4,791,735
			19,835,560
Consumer Durables & Apparel - 1.1%
Capri Holdings	15,331	[b]	545,630
D.R. Horton	35,308		1,621,696
Garmin	12,789		1,005,088
Hanesbrands	40,271	[a]	647,960
Hasbro	12,141		1,471,004
Leggett & Platt	14,583	[a]	582,883
Lennar, Cl. A	31,122		1,480,474
Mohawk Industries	6,557	[b]	817,592
Newell Brands	41,781	[a]	592,872
NIKE, Cl. B	133,474		11,482,768
PulteGroup	26,029		820,174
PVH	8,143		724,076
Ralph Lauren	5,878		612,664
Tapestry	29,382		908,785
Under Armour, Cl. A	19,955	[b]	460,362
Under Armour, Cl. C	20,093	[b]	408,692
VF	34,970		3,056,028
Whirlpool	6,830		993,628
			28,232,376
Consumer Services - 2.0%
Carnival	43,105	[a]	2,035,849
Chipotle Mexican Grill	2,578	[b]	2,050,876
Darden Restaurants	13,239		1,609,333
H&R Block	23,376	[a]	647,281
Hilton Worldwide Holdings	31,800		3,070,290
Marriott International, Cl. A	29,456	[a]	4,096,151
McDonald's	80,884		17,043,876
MGM Resorts International	53,061		1,592,891
Norwegian Cruise Line Holdings	22,440	[b]	1,109,434
Royal Caribbean Cruises	17,981		2,091,910
Starbucks	128,966		12,211,791
Wynn Resorts	10,387		1,351,037
Yum! Brands	32,513		3,658,363
			52,569,082
Diversified Financials - 5.0%
Affiliated Managers Group	5,989		513,796
American Express	73,353		9,122,913
Ameriprise Financial	14,293		2,079,774
Berkshire Hathaway, Cl. B	205,556	[b]	42,227,369
BlackRock	12,699		5,939,068
Capital One Financial	49,478		4,572,757

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Diversified Financials - 5.0% (continued)
CBOE Global Markets	11,470		1,253,786
CME Group	37,760		7,341,299
Discover Financial Services	34,860		3,128,336
E*TRADE Financial	27,007		1,317,672
Franklin Resources	31,562	[a]	1,029,868
Intercontinental Exchange	60,403		5,307,008
Invesco	44,039		845,108
Jefferies Financial Group	31,188		665,240
MarketAxess Holdings	3,598		1,212,670
Moody's	17,357		3,720,299
Morgan Stanley	136,776		6,094,739
MSCI	8,987		2,042,206
Nasdaq	11,914		1,148,152
Northern Trust	23,816		2,333,968
Raymond James Financial	14,180		1,143,901
S&P Global	26,229		6,424,794
State Street	40,509		2,353,168
Synchrony Financial	68,490		2,457,421
T. Rowe Price Group	25,090		2,844,955
The Bank of New York Mellon	93,166		4,371,349
The Charles Schwab	126,792		5,479,950
The Goldman Sachs Group	36,227		7,974,650
			134,946,216
Energy - 4.8%
Anadarko Petroleum	52,471		3,865,014
Apache	40,523		989,572
Baker Hughes, a GE Company	53,841	[a]	1,367,023
Cabot Oil & Gas	44,113		845,205
Chevron	202,150		24,886,686
Cimarex Energy	10,601		537,153
Concho Resources	21,365		2,086,933
ConocoPhillips	120,603		7,125,225
Devon Energy	46,740		1,261,980
Diamondback Energy	16,193		1,674,842
EOG Resources	61,543		5,283,467
Exxon Mobil	449,229		33,404,668
Halliburton	91,255		2,098,865
Helmerich & Payne	12,087		600,482
Hess	26,222		1,700,234
HollyFrontier	17,475		869,731
Kinder Morgan	205,490		4,237,204
Marathon Oil	90,711		1,276,304
Marathon Petroleum	71,438		4,028,389
National Oilwell Varco	40,858		973,238

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Energy - 4.8% (continued)
Noble Energy	51,638		1,140,167
Occidental Petroleum	78,968		4,055,796
ONEOK	43,598		3,055,348
Phillips 66	44,311		4,544,536
Pioneer Natural Resources	17,737		2,448,415
Schlumberger	146,896		5,871,433
TechnipFMC	46,410	[a]	1,278,131
The Williams Companies	129,025		3,179,176
Valero Energy	44,954		3,832,329
			128,517,546
Food & Staples Retailing - 1.5%
Costco Wholesale	46,530		12,825,064
Sysco	50,418		3,457,162
The Kroger Company	85,306		1,805,075
Walgreens Boots Alliance	84,109		4,583,099
Walmart	148,790		16,423,440
			39,093,840
Food, Beverage & Tobacco - 3.8%
Altria Group	198,145		9,326,685
Archer-Daniels-Midland	58,342		2,396,689
Brown-Forman, Cl. B	16,917	[a]	927,221
Campbell Soup	21,436		886,164
Conagra Brands	51,296		1,480,916
Constellation Brands, Cl. A	17,655		3,474,857
General Mills	63,029		3,347,470
Hormel Foods	27,394	[a]	1,122,880
Kellogg	27,018		1,572,988
Lamb Weston Holdings	15,329		1,028,882
McCormick & Co.	12,898	[a]	2,044,849
Molson Coors Brewing, Cl. B	19,095		1,030,939
Mondelez International, Cl. A	152,208		8,141,606
Monster Beverage	41,671	[b]	2,686,529
PepsiCo	148,812		19,019,662
Philip Morris International	165,148		13,808,024
The Coca-Cola Company	406,532		21,395,779
The Hershey Company	15,037		2,281,714
The J.M. Smucker Company	12,067		1,341,730
The Kraft Heinz Company	66,346		2,123,735
Tyson Foods, Cl. A	30,588		2,431,746
			101,871,065
Health Care Equipment & Services - 6.3%
Abbott Laboratories	187,201		16,305,207
ABIOMED	4,783	[b]	1,332,352
Align Technology	7,717	[b]	1,613,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Health Care Equipment & Services - 6.3% (continued)
AmerisourceBergen	16,761		1,460,721
Anthem	27,087		7,980,101
Baxter International	50,678		4,255,432
Becton Dickinson & Company	28,427		7,186,346
Boston Scientific	146,875	[b]	6,236,312
Cardinal Health	30,788		1,407,935
Centene	43,648	[b]	2,273,624
Cerner	35,079		2,513,410
Cigna	39,893		6,778,619
CVS Health	137,045		7,656,704
Danaher	66,852		9,392,706
DaVita	13,738	[b]	822,219
Dentsply Sirona	24,653		1,342,356
Edwards Lifesciences	22,273	[b]	4,740,808
HCA Healthcare	28,025		3,741,618
Henry Schein	15,898	[a,b]	1,057,853
Hologic	28,195	[b]	1,444,994
Humana	14,329		4,252,131
IDEXX Laboratories	9,255	[b]	2,610,373
Intuitive Surgical	12,242	[b]	6,359,841
Laboratory Corporation of America Holdings	10,822	[b]	1,812,901
McKesson	20,361		2,829,161
Medtronic	141,770		14,452,034
Quest Diagnostics	13,945		1,423,506
ResMed	15,170		1,952,379
Stryker	32,724		6,864,841
Teleflex	4,825		1,639,246
The Cooper Companies	5,071		1,710,955
UnitedHealth Group	100,996		25,149,014
Universal Health Services, Cl. B	9,235		1,393,192
Varian Medical Systems	9,645	[b]	1,132,034
WellCare Health Plans	5,321	[b]	1,528,457
Zimmer Biomet Holdings	21,264		2,873,404
			167,526,256
Household & Personal Products - 1.9%
Church & Dwight	26,329		1,986,260
Colgate-Palmolive	90,745		6,510,046
Coty, Cl. A	34,306	[a]	374,278
Kimberly-Clark	36,175		4,907,139
The Clorox Company	13,363		2,172,824
The Estee Lauder Companies, Cl. A	22,957		4,228,450
The Procter & Gamble Company	266,202		31,422,484
			51,601,481

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Insurance - 2.5%
Aflac	80,724		4,249,311
American International Group	92,377		5,172,188
Aon	25,545		4,834,391
Arthur J. Gallagher & Co.	19,666		1,778,396
Assurant	5,950		674,492
Chubb	48,242		7,373,307
Cincinnati Financial	16,133		1,731,555
Everest Re Group	4,157		1,025,282
Lincoln National	21,994		1,437,088
Loews	28,492		1,525,462
Marsh & McLennan Cos.	54,144		5,349,427
MetLife	101,637		5,022,901
Principal Financial Group	27,140		1,575,206
Prudential Financial	43,123		4,368,791
The Allstate	35,255		3,786,387
The Hartford Financial Services Group	38,271		2,205,558
The Progressive	61,800		5,004,564
The Travelers Companies	28,148		4,127,060
Torchmark	11,348		1,036,299
Unum Group	22,761		727,214
Willis Towers Watson	13,785		2,691,108
			65,695,987
Materials - 2.7%
Air Products & Chemicals	23,437		5,349,964
Albemarle	11,750	[a]	857,280
Amcor	171,211	[b]	1,814,837
Avery Dennison	8,792		1,009,937
Ball	35,906		2,566,561
Celanese	14,218		1,594,833
CF Industries Holdings	25,205		1,249,160
Corteva	79,579		2,347,581
Dow	79,579		3,854,807
DuPont de Nemours	79,579		5,742,421
Eastman Chemical	15,357		1,157,150
Ecolab	26,765		5,399,303
FMC	14,602		1,261,905
Freeport-McMoRan	154,473		1,708,471
International Flavors & Fragrances	10,403	[a]	1,497,928
International Paper	43,125		1,893,619
Linde	57,715		11,039,725
LyondellBasell Industries, Cl. A	29,684		2,484,254
Martin Marietta Materials	6,837		1,693,867
Newmont Goldcorp	86,640		3,164,093
Nucor	32,542		1,769,634

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Materials - 2.7% (continued)
Packaging Corporation of America	9,569		966,182
PPG Industries	24,972		2,931,463
Sealed Air	16,625		694,759
The Mosaic Company	36,477		918,856
The Sherwin-Williams Company	8,661		4,443,439
Vulcan Materials	13,694		1,894,565
WestRock	27,011		973,747
			72,280,341
Media & Entertainment - 8.2%
Activision Blizzard	81,023		3,949,061
Alphabet, Cl. A	31,787	[b]	38,722,923
Alphabet, Cl. C	32,494	[b]	39,534,800
CBS, Cl. B	36,596		1,885,060
Charter Communications, Cl. A	18,436	[b]	7,104,866
Comcast, Cl. A	480,606		20,747,761
Discovery, Cl. A	17,291	[a,b]	524,090
Discovery, Cl. C	36,003	[b]	1,016,725
DISH Network, Cl. A	25,102	[b]	849,954
Electronic Arts	31,464	[b]	2,910,420
Facebook, Cl. A	254,893	[b]	49,507,867
Fox, Cl. A	36,862		1,375,690
Fox, Cl. B	17,267		642,332
Netflix	46,408	[b]	14,989,320
News Corp., Cl. A	42,711		562,077
News Corp., Cl. B	11,135		149,877
Omnicom Group	23,427	[a]	1,879,314
Take-Two Interactive Software	12,132	[b]	1,486,413
The Interpublic Group of Companies	39,051		895,049
The Walt Disney Company	185,039		26,462,427
TripAdvisor	10,436	[b]	460,749
Twitter	76,603	[b]	3,241,073
Viacom, Cl. B	36,136		1,096,728
			219,994,576
Pharmaceuticals Biotechnology & Life Sciences - 7.3%
AbbVie	156,235		10,408,376
Agilent Technologies	33,365		2,315,865
Alexion Pharmaceuticals	23,528	[b]	2,665,487
Allergan	33,127		5,316,883
Amgen	64,917		12,112,214
Biogen	20,852	[b]	4,959,023
Bristol-Myers Squibb	172,357		7,654,374
Celgene	74,830	[b]	6,873,884
Eli Lilly & Co.	92,353		10,061,859
Gilead Sciences	135,577		8,883,005

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.3% (continued)
Illumina	15,487	[b]	4,636,498
Incyte	19,085	[b]	1,620,698
IQVIA Holdings	16,448	[b]	2,618,028
Johnson & Johnson	281,687		36,681,281
Merck & Co.	272,971		22,653,863
Mettler-Toledo International	2,648	[b]	2,003,874
Mylan	53,334	[b]	1,114,681
Nektar Therapeutics	18,375	[a,b]	522,953
PerkinElmer	11,466		987,452
Perrigo	14,020		757,220
Pfizer	589,416		22,892,917
Regeneron Pharmaceuticals	8,283	[b]	2,524,327
Thermo Fisher Scientific	42,544		11,813,618
Vertex Pharmaceuticals	27,156	[b]	4,524,733
Waters	7,613	[b]	1,602,993
Zoetis	50,773		5,833,310
			194,039,416
Real Estate - 3.0%
Alexandria Real Estate Equities	11,862	[c]	1,736,122
American Tower	46,915	[c]	9,928,152
Apartment Investment & Management, Cl. A	16,554	[c]	820,085
AvalonBay Communities	14,764	[c]	3,082,576
Boston Properties	16,080	[c]	2,137,836
CBRE Group, Cl. A	33,212	[b]	1,760,568
Crown Castle International	43,970	[c]	5,859,442
Digital Realty Trust	22,150	[c]	2,533,074
Duke Realty	36,593	[c]	1,219,645
Equinix	8,914	[c]	4,475,719
Equity Residential	39,248	[c]	3,096,275
Essex Property Trust	6,835	[c]	2,065,674
Extra Space Storage	13,715	[c]	1,541,429
Federal Realty Investment Trust	7,701	[c]	1,016,609
HCP	50,322	[c]	1,606,781
Host Hotels & Resorts	78,628	[c]	1,367,341
Iron Mountain	29,064	[a,c]	854,772
Kimco Realty	42,466	[c]	815,772
Mid-America Apartment Communities	11,664	[c]	1,374,486
Prologis	66,874	[c]	5,390,713
Public Storage	15,744	[c]	3,822,013
Realty Income	33,214	[c]	2,298,741
Regency Centers	18,024	[c]	1,202,201
SBA Communications	11,764	[c]	2,887,003

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Real Estate - 3.0% (continued)
Simon Property Group	32,785	[c]	5,317,727
SL Green Realty	8,621	[c]	698,991
The Macerich Company	10,715	[a,c]	354,131
UDR	29,098	[c]	1,340,254
Ventas	39,009	[c]	2,624,916
Vornado Realty Trust	18,687	[c]	1,201,948
Welltower	42,716	[c]	3,550,554
Weyerhaeuser	77,708	[c]	1,974,560
			79,956,110
Retailing - 6.5%
Advance Auto Parts	7,506		1,130,704
Amazon.com	43,892	[b]	81,936,708
AutoZone	2,615	[b]	2,936,750
Best Buy	25,074		1,918,913
Booking Holdings	4,619	[b]	8,714,252
CarMax	18,518	[a,b]	1,625,140
Dollar General	27,398		3,671,880
Dollar Tree	24,750	[b]	2,518,313
eBay	87,552		3,606,267
Expedia Group	14,720		1,953,933
Foot Locker	12,591		516,986
Genuine Parts	15,110		1,467,483
Kohl's	17,047	[a]	918,151
L Brands	23,499		609,799
LKQ	33,894	[b]	912,765
Lowe's	83,266		8,443,172
Macy's	32,563		740,157
Nordstrom	11,333	[a]	375,236
O'Reilly Automotive	8,345	[b]	3,177,442
Ross Stores	39,620		4,200,909
Target	54,537		4,711,997
The Gap	22,783	[a]	444,269
The Home Depot	117,159		25,035,707
The TJX Companies	129,514		7,066,284
Tiffany & Co.	11,590	[a]	1,088,533
Tractor Supply	13,221		1,438,577
Ulta Beauty	5,931	[b]	2,071,402
			173,231,729
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices	93,942	[a,b]	2,860,534
Analog Devices	39,207		4,605,254
Applied Materials	100,640		4,968,597
Broadcom	42,058		12,196,399
Intel	476,049		24,064,277

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Semiconductors & Semiconductor Equipment - 3.8% (continued)
KLA	17,306		2,359,154
Lam Research	16,123		3,363,419
Maxim Integrated Products	29,134		1,724,441
Microchip Technology	25,484	[a]	2,406,199
Micron Technology	116,965	[b]	5,250,559
NVIDIA	64,609		10,900,830
Qorvo	12,864	[b]	942,803
Qualcomm	128,903		9,430,543
Skyworks Solutions	18,284		1,559,260
Texas Instruments	99,429		12,429,619
Xilinx	26,573		3,034,902
			102,096,790
Software & Services - 12.1%
Accenture, Cl. A	67,707		13,039,014
Adobe	51,798	[b]	15,480,350
Akamai Technologies	16,656	[b]	1,467,893
Alliance Data Systems	4,872		764,514
ANSYS	8,766	[b]	1,780,550
Autodesk	23,063	[b]	3,601,749
Automatic Data Processing	46,219		7,696,388
Broadridge Financial Solutions	12,562		1,596,881
Cadence Design Systems	29,386	[b]	2,171,919
Citrix Systems	13,302		1,253,580
Cognizant Technology Solutions, Cl. A	60,466		3,938,755
DXC Technology	28,557		1,592,624
Fidelity National Information Services	64,005		8,528,666
Fiserv	59,102	[b]	6,231,124
FleetCor Technologies	9,133	[b]	2,595,325
Fortinet	15,167	[b]	1,218,062
Gartner	9,319	[b]	1,298,416
Global Payments	16,519		2,773,870
International Business Machines	94,254		13,972,213
Intuit	27,497		7,625,193
Jack Henry & Associates	8,093		1,130,592
Mastercard, Cl. A	95,370		25,966,390
Microsoft	813,690		110,881,536
Oracle	259,090		14,586,767
Paychex	33,222		2,759,087
PayPal Holdings	124,669	[b]	13,763,458
Salesforce.com	82,316	[b]	12,717,822
Symantec	65,639		1,415,177
Synopsys	15,805	[b]	2,098,272
The Western Union Company	46,186	[a]	969,906

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 12.1% (continued)
Total System Services	17,291		2,346,735
VeriSign	11,410	[b]	2,408,537
Visa, Cl. A	185,058	[a]	32,940,324
			322,611,689
Technology Hardware & Equipment - 5.7%
Amphenol, Cl. A	32,119		2,997,345
Apple	464,630		98,984,775
Arista Networks	5,478	[b]	1,497,959
Cisco Systems	456,013		25,263,120
Corning	84,978		2,613,074
F5 Networks	6,296	[b]	923,749
FLIR Systems	14,151		702,739
Hewlett Packard Enterprise	146,299		2,102,317
HP	162,641		3,421,967
IPG Photonics	4,102	[a,b]	537,403
Juniper Networks	37,936		1,025,031
Keysight Technologies	19,630	[b]	1,757,278
Motorola Solutions	17,289		2,869,282
NetApp	26,922		1,574,668
Seagate Technology	28,172	[a]	1,304,645
TE Connectivity	35,737		3,302,099
Western Digital	31,140		1,678,135
Xerox	22,492		721,993
			153,277,579
Telecommunication Services - 2.0%
AT&T	774,603		26,375,232
CenturyLink	101,221	[a]	1,223,762
T-Mobile US	31,859	[b]	2,540,118
Verizon Communications	439,005		24,263,806
			54,402,918
Transportation - 2.0%
Alaska Air Group	13,707		868,476
American Airlines Group	42,304		1,290,695
CH Robinson Worldwide	14,204	[a]	1,189,301
CSX	82,168		5,784,627
Delta Air Lines	63,480		3,874,819
Expeditors International of Washington	18,110		1,382,699
FedEx	25,648		4,373,753
J.B. Hunt Transport Services	9,331		955,214
Kansas City Southern	11,118		1,375,741
Norfolk Southern	28,464		5,440,040
Southwest Airlines	52,161		2,687,856
Union Pacific	75,341		13,557,613
United Airlines Holdings	23,610	[b]	2,169,995

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Transportation - 2.0% (continued)
United Parcel Service, Cl. B	73,996		8,840,302
			53,791,131
Utilities - 3.2%
AES	72,131		1,211,079
Alliant Energy	25,529		1,264,707
Ameren	25,977		1,966,199
American Electric Power	52,219		4,585,350
American Water Works	19,266		2,211,351
Atmos Energy	12,232		1,333,777
CenterPoint Energy	52,154		1,512,988
CMS Energy	29,505		1,717,781
Consolidated Edison	34,651		2,943,949
Dominion Energy	85,105		6,322,450
DTE Energy	19,224		2,443,563
Duke Energy	76,733		6,654,286
Edison International	35,148		2,619,932
Entergy	19,910		2,102,894
Evergy	27,209		1,645,872
Eversource Energy	33,982		2,577,875
Exelon	102,988		4,640,639
FirstEnergy	53,440		2,349,757
NextEra Energy	50,835		10,531,487
NiSource	38,649		1,147,489
NRG Energy	29,702		1,014,026
Pinnacle West Capital	11,983		1,093,089
PPL	76,194		2,257,628
Public Service Enterprise Group	53,046		3,031,579
Sempra Energy	29,201		3,954,691
The Southern Company	110,417		6,205,435
WEC Energy Group	33,863		2,893,932
Xcel Energy	54,761		3,264,303
			85,498,108
Total Common Stocks (cost $1,008,669,016)			2,634,075,066
	Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
2.30%, 9/12/19 (cost $2,343,787)	2,350,000	[d,e]	2,344,699

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $45,477,471)	2.28	45,477,471	[f]	45,477,471

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $994,949)	2.28	994,949	[f]	994,949
Total Investments (cost $1,057,485,223)		100.3%		2,682,892,185
Liabilities, Less Cash and Receivables		(.3%)		(8,729,431)
Net Assets		100.0%		2,674,162,754

a Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $72,371,762 and the value of the collateral held by the fund was $75,102,293, consisting of cash collateral of $994,949 and U.S. Government & Agency securities valued at $74,107,344.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	2,634,075,066	-	-	2,634,075,066
Investment Companies	46,472,420	-	-	46,472,420
U.S. Treasury	-	2,344,699	-	2,344,699
Other Financial Instruments:
Futures ††	471,906	-	-	471,906

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	312	9/19	46,051,974	46,523,880	471,906
Gross Unrealized Appreciation				471,906

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which

NOTES

can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2019, accumulated net unrealized appreciation on investments was $1,625,406,962 consisting of $1,665,287,276 gross unrealized appreciation and $39,880,314 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.